COMMITMENTS AND CONTINGENCIES (10K) - Summary of sale of rental equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Rental equipment sold, cost		$ 3,873
Rental equipment sold, accumulated depreciation upon sale		(331)
Rental equipment sold, net book value		3,542
Proceeds from sale		4,994
Gain on sale of rental equipment		$ 1,452